Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 HKD ($)
Schedule of Accrued Expenses and Other Payables [Abstract]
Professional fees			$ 855,863
Salaries and employee benefits			283,850
Other payables	5,113,096	656,932	6,890,000
Total	$ 5,113,096	$ 656,932	$ 8,029,713